Inventories (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Inventories [Abstract]
Balance at beginning of year	$ (6,499)	$ (5,135)
Inventory write-downs	(3,205)	(3,501)
Reversals	1,307	78
Utilization	4,077	2,148
Exchange differences	211	(89)
Balance at end of year	$ (4,109)	$ (6,499)